Derivative Instruments - Foreign Currency Forward Contracts (Detail) $ in Thousands	Dec. 31, 2015 NOK	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 SGD
Norwegian Kroner [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK	NOK 590,000,000
Average Forward Rate	7.62	7.62	7.62	7.62
Euro [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 11,103,000
Average Forward Rate	0.91	0.91	0.91	0.91
Singapore Dollars [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | SGD				SGD 22,442,000
Average Forward Rate	1.36	1.36	1.36	1.36
Foreign currency forward contracts [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge		$ (11,509)
Expected Maturity Next Fiscal Year		83,267
Expected Maturity Fiscal Year Two		22,896
Foreign currency forward contracts [Member] | Norwegian Kroner [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge		(10,688)
Expected Maturity Next Fiscal Year		54,577
Expected Maturity Fiscal Year Two		22,896
Foreign currency forward contracts [Member] | Euro [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge		(45)
Expected Maturity Next Fiscal Year		12,153
Foreign currency forward contracts [Member] | Singapore Dollars [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge		(776)
Expected Maturity Next Fiscal Year		$ 16,537